Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wilshire Mutual Funds, Inc.
Entity Central Index Key	0000890453
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$72[1]	1.30%[2]
[1],[2]
Expenses Paid, Amount	$ 72	[1]
Expense Ratio, Percent	1.30%	[2]
Net Assets	$ 254,758,775
Holdings Count | $ / shares	353
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$254,758,775
Number of Holdings	353
Portfolio Turnover	30%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	36.5%
Consumer Discretionary	12.0%
Communication Services	11.8%
Health Care	10.1%
Industrials	5.0%
Financials	4.6%
Asset Backed Securities	2.3%
Consumer Staples	2.1%
Mortgage Securities	2.0%
Cash & Other	13.6%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	10.0%
NVIDIA Corp.	9.2%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.3%
Meta Platforms, Inc.	4.5%
Alphabet, Inc.	4.4%
RUSSELL 1000 GROWTH TOTAL RETURN	3.3%
Voya VACS Series SC Fund	2.6%
Eli Lilly & Co.	2.0%
Netflix, Inc.	1.8%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56[1]	1.00%[2]
[3],[4]
Expenses Paid, Amount	$ 56	[3]
Expense Ratio, Percent	1.00%	[4]
Net Assets	$ 254,758,775
Holdings Count | $ / shares	353
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$254,758,775
Number of Holdings	353
Portfolio Turnover	30%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	36.5%
Consumer Discretionary	12.0%
Communication Services	11.8%
Health Care	10.1%
Industrials	5.0%
Financials	4.6%
Asset Backed Securities	2.3%
Consumer Staples	2.1%
Mortgage Securities	2.0%
Cash & Other	13.6%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	10.0%
NVIDIA Corp.	9.2%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.3%
Meta Platforms, Inc.	4.5%
Alphabet, Inc.	4.4%
RUSSELL 1000 GROWTH TOTAL RETURN	3.3%
Voya VACS Series SC Fund	2.6%
Eli Lilly & Co.	2.0%
Netflix, Inc.	1.8%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$67[1]	1.30%[2]
[5],[6]
Expenses Paid, Amount	$ 67	[5]
Expense Ratio, Percent	1.30%	[6]
Net Assets	$ 165,415,488
Holdings Count | $ / shares	552
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$165,415,488
Number of Holdings	552
Portfolio Turnover	18%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	21.1%
Information Technology	13.6%
Industrials	10.9%
Health Care	10.3%
Energy	7.2%
Consumer Discretionary	5.9%
Consumer Staples	4.4%
Communication Services	3.9%
Materials	3.3%
Cash & Other	19.4%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.8%
RUSSELL 1000 VALUE INDEX TOTAL RETURN	1.5%
Microsoft Corp.	1.5%
Citigroup, Inc.	1.4%
Wells Fargo & Co.	1.3%
Bank of America Corp.	1.2%
Workday, Inc.	1.2%
Berkshire Hathaway, Inc.	1.1%
Telefonaktiebolaget LM Ericsson	1.1%
Elevance Health, Inc.	1.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WLCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52[1]	1.00%[2]
[7],[8]
Expenses Paid, Amount	$ 52	[7]
Expense Ratio, Percent	1.00%	[8]
Net Assets	$ 165,415,488
Holdings Count | $ / shares	552
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$165,415,488
Number of Holdings	552
Portfolio Turnover	18%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	21.1%
Information Technology	13.6%
Industrials	10.9%
Health Care	10.3%
Energy	7.2%
Consumer Discretionary	5.9%
Consumer Staples	4.4%
Communication Services	3.9%
Materials	3.3%
Cash & Other	19.4%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.8%
RUSSELL 1000 VALUE INDEX TOTAL RETURN	1.5%
Microsoft Corp.	1.5%
Citigroup, Inc.	1.4%
Wells Fargo & Co.	1.3%
Bank of America Corp.	1.2%
Workday, Inc.	1.2%
Berkshire Hathaway, Inc.	1.1%
Telefonaktiebolaget LM Ericsson	1.1%
Elevance Health, Inc.	1.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$67[1]	1.35%[2]
[9],[10]
Expenses Paid, Amount	$ 67	[9]
Expense Ratio, Percent	1.35%	[10]
Net Assets	$ 24,415,103
Holdings Count | $ / shares	418
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$24,415,103
Number of Holdings	418
Portfolio Turnover	27%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Health Care	26.4%
Industrials	17.8%
Information Technology	17.5%
Consumer Discretionary	12.3%
Financials	7.7%
Energy	5.9%
Consumer Staples	5.7%
Materials	2.6%
Communication Services	1.3%
Cash & Other	2.8%

Top 10 Issuers	(% of Net Assets)
LeMaitre Vascular, Inc.	2.1%
Texas Roadhouse, Inc.	2.1%
Permian Resources Corp.	2.0%
Medpace Holdings, Inc.	2.0%
PDF Solutions, Inc.	1.5%
Casella Waste Systems, Inc.	1.4%
Qualys, Inc.	1.4%
Guidewire Software, Inc.	1.3%
Pegasystems, Inc.	1.2%
Simulations Plus, Inc.	1.2%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55[1]	1.10%[2]
[11],[12]
Expenses Paid, Amount	$ 55	[11]
Expense Ratio, Percent	1.10%	[12]
Net Assets	$ 24,415,103
Holdings Count | $ / shares	418
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$24,415,103
Number of Holdings	418
Portfolio Turnover	27%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Health Care	26.4%
Industrials	17.8%
Information Technology	17.5%
Consumer Discretionary	12.3%
Financials	7.7%
Energy	5.9%
Consumer Staples	5.7%
Materials	2.6%
Communication Services	1.3%
Cash & Other	2.8%

Top 10 Issuers	(% of Net Assets)
LeMaitre Vascular, Inc.	2.1%
Texas Roadhouse, Inc.	2.1%
Permian Resources Corp.	2.0%
Medpace Holdings, Inc.	2.0%
PDF Solutions, Inc.	1.5%
Casella Waste Systems, Inc.	1.4%
Qualys, Inc.	1.4%
Guidewire Software, Inc.	1.3%
Pegasystems, Inc.	1.2%
Simulations Plus, Inc.	1.2%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$67[1]	1.35%[2]
[13],[14]
Expenses Paid, Amount	$ 67	[13]
Expense Ratio, Percent	1.35%	[14]
Net Assets	$ 24,744,616
Holdings Count | $ / shares	634
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$24,744,616
Number of Holdings	634
Portfolio Turnover	24%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	29.1%
Industrials	18.3%
Consumer Discretionary	11.4%
Energy	8.9%
Materials	6.6%
Real Estate	6.5%
Health Care	5.5%
Information Technology	5.3%
Consumer Staples	4.4%
Cash & Other	4.0%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.7%
Mr Cooper Group, Inc.	1.5%
First Advantage Corp.	1.1%
FTAI Aviation Ltd.	1.1%
Ashland, Inc.	1.1%
Live Oak Bancshares, Inc.	1.0%
Triumph Financial, Inc.	1.0%
Civitas Resources, Inc.	1.0%
Bank OZK	0.9%
Enstar Group Ltd.	0.9%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55[1]	1.10%[2]
[15],[16]
Expenses Paid, Amount	$ 55	[15]
Expense Ratio, Percent	1.10%	[16]
Net Assets	$ 24,744,616
Holdings Count | $ / shares	634
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$24,744,616
Number of Holdings	634
Portfolio Turnover	24%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	29.1%
Industrials	18.3%
Consumer Discretionary	11.4%
Energy	8.9%
Materials	6.6%
Real Estate	6.5%
Health Care	5.5%
Information Technology	5.3%
Consumer Staples	4.4%
Cash & Other	4.0%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.7%
Mr Cooper Group, Inc.	1.5%
First Advantage Corp.	1.1%
FTAI Aviation Ltd.	1.1%
Ashland, Inc.	1.1%
Live Oak Bancshares, Inc.	1.0%
Triumph Financial, Inc.	1.0%
Civitas Resources, Inc.	1.0%
Bank OZK	0.9%
Enstar Group Ltd.	0.9%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire 5000® Index Fund
Class Name	Institutional Class
Trading Symbol	WINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17[1]	0.33%[2]
[17],[18]
Expenses Paid, Amount	$ 17	[17]
Expense Ratio, Percent	0.33%	[18]
Net Assets	$ 268,028,436
Holdings Count | $ / shares	2,243
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$268,028,436
Number of Holdings	2,243
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	30.0%
Financials	12.4%
Health Care	11.6%
Consumer Discretionary	9.9%
Industrials	9.2%
Communication Services	8.6%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Cash & Other	6.4%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	6.1%
Apple, Inc.	6.1%
NVIDIA Corp.	5.6%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc.	2.1%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.4%
Berkshire Hathaway, Inc.	1.2%
JPMorgan Chase & Co.	1.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire 5000® Index Fund
Class Name	Investment Class
Trading Symbol	WFIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$30[1]	0.56%[2]
[19],[20]
Expenses Paid, Amount	$ 30	[19]
Expense Ratio, Percent	0.56%	[20]
Net Assets	$ 268,028,436
Holdings Count | $ / shares	2,243
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$268,028,436
Number of Holdings	2,243
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	30.0%
Financials	12.4%
Health Care	11.6%
Consumer Discretionary	9.9%
Industrials	9.2%
Communication Services	8.6%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Cash & Other	6.4%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	6.1%
Apple, Inc.	6.1%
NVIDIA Corp.	5.6%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc.	2.1%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.4%
Berkshire Hathaway, Inc.	1.2%
JPMorgan Chase & Co.	1.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Investment Class
Trading Symbol	WLCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$77[1]	1.50%[2]
[21],[22]
Expenses Paid, Amount	$ 77	[21]
Expense Ratio, Percent	1.50%	[22]
Net Assets	$ 220,854,900
Holdings Count | $ / shares	1,213
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$220,854,900
Number of Holdings	1,213
Portfolio Turnover	23%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	17.9%
Industrials	15.3%
Information Technology	11.1%
Consumer Discretionary	10.3%
Health Care	10.0%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	3.5%
Energy	2.9%
Cash & Other	19.4%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.9%
Novo Nordisk AS	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
MS_TRS_MSCI EAFE NET TOTAL RETURN USD INDEX_P	1.2%
AstraZeneca PLC	1.1%
ICON PLC	1.1%
ASM International NV	1.1%
Ferrari NV	1.1%
BAE Systems PLC	1.0%
Canadian Pacific Kansas City Ltd.	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.9%
Britain	9.5%
Japan	9.4%
France	6.6%
Canada	5.1%
Netherlands	4.6%
Taiwan	4.4%
China	3.7%
Switzerland	3.5%
Cash & Other	39.3%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Institutional Class
Trading Symbol	WLTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64[1]	1.25%[2]
[23],[24]
Expenses Paid, Amount	$ 64	[23]
Expense Ratio, Percent	1.25%	[24]
Net Assets	$ 220,854,900
Holdings Count | $ / shares	1,213
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$220,854,900
Number of Holdings	1,213
Portfolio Turnover	23%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	17.9%
Industrials	15.3%
Information Technology	11.1%
Consumer Discretionary	10.3%
Health Care	10.0%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	3.5%
Energy	2.9%
Cash & Other	19.4%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.9%
Novo Nordisk AS	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
MS_TRS_MSCI EAFE NET TOTAL RETURN USD INDEX_P	1.2%
AstraZeneca PLC	1.1%
ICON PLC	1.1%
ASM International NV	1.1%
Ferrari NV	1.1%
BAE Systems PLC	1.0%
Canadian Pacific Kansas City Ltd.	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.9%
Britain	9.5%
Japan	9.4%
France	6.6%
Canada	5.1%
Netherlands	4.6%
Taiwan	4.4%
China	3.7%
Switzerland	3.5%
Cash & Other	39.3%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Investment Class
Trading Symbol	WIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$57[1]	1.15%[2]
[25],[26]
Expenses Paid, Amount	$ 57	[25]
Expense Ratio, Percent	1.15%	[26]
Net Assets	$ 201,018,290
Holdings Count | $ / shares	1,490
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$201,018,290
Number of Holdings	1,490
Portfolio Turnover	56%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mortgage Securities	24.3%
Government	21.0%
Asset Backed Securities	10.0%
Financial	6.6%
Consumer, Cyclical	6.0%
Consumer, Non-cyclical	4.9%
Energy	4.6%
Industrial	3.4%
Utilities	3.5%
Cash & Other	15.7%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	10.9%
Federal Home Loan Mortgage Corp.	3.1%
Federal National Mortgage Association	2.9%
BX Trust	2.4%
Progress Residential Trust	1.8%
Voya VACS Series HYB Fund	1.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Indonesia Treasury Bond	0.8%
Voya VACS Series EMHCD Fund	0.8%
AMSR Trust	0.8%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45[1]	0.90%[2]
[27],[28]
Expenses Paid, Amount	$ 45	[27]
Expense Ratio, Percent	0.90%	[28]
Net Assets	$ 201,018,290
Holdings Count | $ / shares	1,490
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$201,018,290
Number of Holdings	1,490
Portfolio Turnover	56%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mortgage Securities	24.3%
Government	21.0%
Asset Backed Securities	10.0%
Financial	6.6%
Consumer, Cyclical	6.0%
Consumer, Non-cyclical	4.9%
Energy	4.6%
Industrial	3.4%
Utilities	3.5%
Cash & Other	15.7%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	10.9%
Federal Home Loan Mortgage Corp.	3.1%
Federal National Mortgage Association	2.9%
BX Trust	2.4%
Progress Residential Trust	1.8%
Voya VACS Series HYB Fund	1.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Indonesia Treasury Bond	0.8%
Voya VACS Series EMHCD Fund	0.8%
AMSR Trust	0.8%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.

[1]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[2]
2	Annualized.

[3]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[4]
2	Annualized.

[5]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[6]
2	Annualized.

[7]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[8]
2	Annualized.

[9]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[10]
2	Annualized.

[11]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[12]
2	Annualized.

[13]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[14]
2	Annualized.

[15]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[16]
2	Annualized.

[17]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[18]
2	Annualized.

[19]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[20]
2	Annualized.

[21]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[22]
2	Annualized.

[23]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[24]
2	Annualized.

[25]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[26]
2	Annualized.

[27]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[28]
2	Annualized.